SCHEDULE OF WARRANTY LIABILITIES (Details) - SGD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warranty Liabilities
As of January 1,	$ 22	$ 22
Additional accrual		37
Utilized		(37)
As of December 31/June 30	$ 22	$ 22